Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from Contract with Customer, Excluding Assessed Tax	$ 712.2	$ 706.6
Revenues	735.4	738.7	$ 720.0
RTO Revenue	43.5	43.1
RTO Capacity Revenue	6.2	7.8
Contract with Customer, Asset, Gross	64.4	70.1
THE DAYTON POWER AND LIGHT COMPANY [Member]
Revenues	735.4	738.7
Wholesale Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	17.2	29.9
Other Revenues [Member] | Utility [Member]
Other non-606 revenue	1.2	0.0
Retail Revenue [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	645.3	625.8
Other non-606 revenue	$ 22.0	$ 32.1